Cover	May 01, 2026
Cover [Abstract]
Entity Registrant Name	BIRCHTECH CORP.
Entity Central Index Key	0000728385
Document Type	8-K/A
Amendment Flag	true
Amendment Description	NA
Entity Emerging Growth Company	false
Document Period End Date	May 01, 2026
Entity File Number	000-33067
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-0398271
Entity Address Address Line 1	1810 Jester Drive
Entity Address City Or Town	Corsicana
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75109
City Area Code	614
Local Phone Number	505-6115
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	BCHT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false